Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial assets and liabilities
Amount drawn	$ 3,898,000,000			$ 3,762,000,000
Available liquidity	169,000,000			369,000,000
Deferred debt issue costs	(23,000,000)			(28,000,000)
Net borrowings	3,875,000,000			3,734,000,000
Cash, cash equivalents and restricted cash	(236,000,000)		$ (155,000,000)	(443,000,000)		$ (182,000,000)	$ (124,000,000)	$ (555,000,000)
Derivative financial instruments used to hedge foreign currency and interest rate risk	18,000,000			21,000,000
Net debt	3,657,000,000			3,312,000,000
Total Available Liquidity	405,000,000			812,000,000
Borrowings [Member]
Financial assets and liabilities
Financial liabilities, at fair value	3,082,000,000			2,939,000,000
2.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 450			€ 450
Amount drawn	$ 482,000,000	€ 450		$ 497,000,000	€ 450
Stated interest rate	2.00%	2.00%		2.00%	2.00%
3.250% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 600,000,000			$ 600,000,000
Amount drawn	$ 600,000,000			$ 600,000,000
Stated interest rate	3.25%	3.25%		3.25%	3.25%
6.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 600,000,000			$ 600,000,000
Amount drawn	$ 600,000,000			$ 600,000,000
Stated interest rate	6.00%	6.00%		6.00%	6.00%
3.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 500			€ 500
Amount drawn	$ 535,000,000	€ 500		$ 553,000,000	€ 500
Stated interest rate	3.00%	3.00%		3.00%	3.00%
4.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 1,050,000,000			$ 1,050,000,000
Amount drawn	$ 1,050,000,000			$ 1,050,000,000
Stated interest rate	4.00%	4.00%		4.00%	4.00%
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable - Notes	$ 356,000,000			$ 369,000,000
Amount drawn	187,000,000
Available liquidity	$ 169,000,000			369,000,000
Draw percentage threshold which, when exceeded, will trigger a fixed charge coverage covenant	90.00%	90.00%
Lease obligations
Financial assets and liabilities
Amount drawn	$ 398,000,000			408,000,000
Other borrowings
Financial assets and liabilities
Amount drawn	$ 46,000,000			$ 54,000,000